Commitments and contingencies - Additional Information (Detail) (CNY)	12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 02, 2012 Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. (“Jiuzhou Tianyuan”)	Sep. 30, 2011 Investment in a venture capital fund
Commitments and Contingencies [Abstract]
Rental expenses	142,073,341	112,619,877	83,861,093
Subsequent Event [Line Items]
Subsequent Event, Amount, Higher Range					643,500,000
Variable Interest Entity [Line Items]
Aggregate value related to a court order				500,000
The percentage of VIE's equity interest owned by a related party				33.30%